CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS - Convertible Senior Unsecured Notes - Narrative (Details)		1 Months Ended	12 Months Ended
	Aug. 15, 2025 CAD ($)	Aug. 31, 2025 CAD ($) $ / shares D	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($)	Aug. 31, 2025 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Issuance of debt obligations (note 15)			$ 458,994,000	$ 0
Fair value of convertible note			683,008,000	$ 23,747,000
Day-one loss in change in fair value of convertible note			36,021,000
Fair value of embedded derivatives			316,444,000
Fair value of host liability			$ 295,720,000
Share price
Disclosure of detailed information about borrowings [line items]
Key assumption, measurement inputs for embedded derivative liabilities | $ / shares		2.03	2.63		2.03
Volatility for shares
Disclosure of detailed information about borrowings [line items]
Key assumption, measurement inputs for embedded derivative liabilities		61.9	76.6		61.9
Convertible Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 476,307,000			$ 345,000,000
Issuance of debt obligations (note 15)		458,994,000
Commissions, fees and transaction costs		$ 17,313,000
Interest rate		4.25%	13.76%		4.25%
Debt instrument, convertible, threshold percentage of stock price trigger (in %)		130
Debt instrument, conversion price (in dollars per share) | $ / shares		2.92			2.92
Debt instrument, convertible, threshold trading days | D		20
Debt instrument, convertible, threshold consecutive trading days | D		30
Debt instrument, convertible, product percentage of last reported sale price per ordinary share and conversion rate (less than) (in %)		98
Debt instrument, conversion ratio		342.9355
Redemption price percentage		100.00%
Fair value of convertible note		$ 512,328,000			$ 371,091,000
Day-one loss in change in fair value of convertible note		$ 36,021,000
Fair value of embedded derivatives	$ 205,086,000		$ 316,444,000
Fair value of host liability, net of transaction cost	289,929,000
Fair value of host liability	307,242,000
Derivative, transaction costs	$ 17,313,000
Fair value loss on embedded derivatives			111,357,000
Interest expense			15,244,000
Cash interest expense			7,645,000
Accretion portion of interest expense a on host liability			$ 7,598,000
Convertible Senior Unsecured Notes | Share price
Disclosure of detailed information about borrowings [line items]
Key assumption, measurement inputs for embedded derivative liabilities | $ / shares			2.63
Convertible Senior Unsecured Notes | Volatility for shares
Disclosure of detailed information about borrowings [line items]
Key assumption, measurement inputs for embedded derivative liabilities			76.6